Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	SFr (31.7)	SFr (2.2)	SFr (5.9)
Deferred tax liabilities	17.9	5.6	5.7
Net amount	13.9	(3.4)	SFr 0.3
Before offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(40.9)	(9.3)
Deferred tax liabilities	27.0	12.7
Net amount	13.9	(3.4)
Offset amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(9.1)	(7.1)
Deferred tax liabilities	9.1	7.1
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	(0.1)
Deferred tax liabilities	1.0	1.0
Net amount	(1.0)	(0.9)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(23.4)	(0.6)
Deferred tax liabilities	15.4	3.9
Net amount	7.9	(3.3)
Other current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.7)	(0.7)
Deferred tax liabilities	0.0	0.0
Net amount	0.7	0.7
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Deferred tax liabilities	0.1	0.1
Net amount	(0.1)	(0.1)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Deferred tax liabilities	6.4	3.8
Net amount	(6.4)	(3.8)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0.0	0.0
Deferred tax liabilities	3.3	3.1
Net amount	(3.3)	(3.1)
Other current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(1.1)	(0.8)
Deferred tax liabilities	0.0	0.0
Net amount	1.1	0.8
Other current operating liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(7.1)	0.0
Deferred tax liabilities	0.8	0.9
Net amount	6.3	(0.9)
Current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.1)	(0.1)
Deferred tax liabilities	0.0	0.0
Net amount	0.1	0.1
Employee benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(1.2)	(1.2)
Deferred tax liabilities	0.0	0.0
Net amount	1.2	1.2
Non-current provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(0.4)	(0.1)
Deferred tax liabilities	0.0	0.0
Net amount	0.4	0.1
Other non-current financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(5.6)	(3.1)
Deferred tax liabilities	0.0	0.0
Net amount	5.6	3.1
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	(1.2)	(2.6)
Deferred tax liabilities	0.0	0.0
Net amount	SFr 1.2	SFr 2.6